ADVANCED FINANCIAL, INC.
                                 5425 Martindale
                              Shawnee, Kansas 66218



                    ----------------------------------------
                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON SEPTEMBER 6, 1996
                    ----------------------------------------


     THE ANNUAL MEETING of Shareholders of Advanced Financial, Inc. (the "Company") will be held at 1:00 p.m. on September 6, 1996, at 5425 Martindale, Shawnee, Kansas 66218 for the following purposes:

     1. To elect a Board of Directors consisting of five persons to serve a term of one year (until the next annual Shareholder's Meeting) or until their respective successors are elected and have been qualified;

     2. To consider and vote upon a proposal to ratify and approve to Company's 1996 Stock Plan;

     3. To transact such other business as may properly come before the Annual Meeting and any postponement or adjournment thereof.

     The Board of Directors has fixed July 26, 1996, as the record date for determining the shareholders of the Company entitled to notice of and to vote at the meeting and any adjournment of the meeting. The transfer books for the Company will not be closed, but only common stock shareholders of the Company of record at the close of business on the record date will be entitled to notice of and to vote at the meeting or any adjournment thereof.

     SHAREHOLDERS ARE CORDIALLY INVITED TO ATTEND THIS MEETING IN PERSON. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, PLEASE SIGN AND DATE THE ACCOMPANYING PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE IF MAILED IN THE UNITED STATES. THE GIVING OF A PROXY WILL NOT AFFECT YOUR RIGHT TO VOTE IN PERSON IF YOU ATTEND THE MEETING AND WILL ASSURE THAT YOUR SHARES ARE VOTED IF YOU ARE UNABLE TO ATTEND.


                                       BY ORDER OF THE BOARD OF DIRECTORS


August 5, 1996                            Norman L. Peterson
Shawnee, Kansas                           President

                            ADVANCED FINANCIAL, INC.
                                 5425 Martindale
                              Shawnee, Kansas 66218

- - --------------------------------------------------------------------------------
               PROXY STATEMENT FOR ANNUAL MEETING OF SHAREHOLDERS
                         To be held on September 6, 1996
- - --------------------------------------------------------------------------------


                                  INTRODUCTION

     The enclosed Proxy is solicited by and on behalf of the Board of Directors of Advanced Financial, Inc., a Delaware corporation (the "Company"), to be voted at the Annual Meeting of Shareholders to be held at 5425 Martindale, Shawnee, Kansas 66218 at 1:00 p.m. on September 6, 1996 and at any and all adjournments of the meeting. The enclosed materials will be mailed to Shareholders on or about August 5, 1996.

     The matters listed below will be considered and voted upon at the meeting:

     1. To elect a Board of Directors consisting of five persons to serve a term of one year (until the next annual Shareholder's Meeting) or until their respective successors are elected and have been qualified;

     2. To consider and vote upon a proposal to ratify and approve the 1996 Stock Plan.

     3. To transact such other business as may properly come before the Annual Meeting and any postponement or adjournment thereof.

     Shares of common stock as to which Proxies have been executed will be voted as specified in the Proxies. If no specifications are made, the shares will be voted "For" Management's nominees for Directors and "For" proposals (2) and (3). A Proxy may be revoked at any time before it is voted by filing with the Secretary of the Company either a written revocation or a duly executed Proxy bearing a later date. Additionally, attendance at the meeting and voting shares in person will revoke any prior proxy relating to such shares.

     The presence, in person or by proxy, of the holders of a majority of the outstanding Common Stock of the Company is necessary to constitute a quorum at the meeting. Votes cast by proxy or in person at the Annual Meeting will be counted by a person appointed by the Company to act as the election inspector for the meeting. The election inspector will treat shares represented by proxies that reflect abstentions as shares that are present and entitled to vote for purposes of determining the presence of a quorum.

     All of the officers and directors and their affiliates (who own in the aggregate approximately 1,360,477 of the shares outstanding) have informed the Company that they intend to vote in favor of each of the matters set forth herein.

                                VOTING SECURITIES

     The total number of outstanding shares of the Company's $.001 par value Common Stock entitled to vote at the meeting, based upon the shares of record at the close of business on July 26, 1996 (the "Record Date") is 3,875,476. As of the Record Date, the only outstanding voting securities of the Company were shares of Common Stock, each of which is entitled to one vote on each matter to come before the meeting.

                                   PROPOSAL 1

                              ELECTION OF DIRECTORS

     The current Board of Directors of the Company consists of Norman L. Peterson, William B. Morris, Mark J. Peterson, Thomas S. Lilley, James L. Mullin II, Patrick E. Elgert, Steven J. Peterson and Thomas G. Schleich. Mr. Norman L. Peterson and Mr. Thomas G. Schleich have agreed to stand for re-election to the position of director at the annual shareholders meeting. In addition, William E. Moffat, Daniel Starozewski and Steven A. White have also been nominated to stand for election to the position of director. If one or more of the nominees is unable to serve or for good cause will not serve at the time of the meeting, the shares represented by the proxies solicited by the Board of Directors will be voted for the other nominees and for any substitute nominee(s) designated by the Board of Directors. A quorum being present, a favorable vote of a majority of shares present and voting, either in person or by proxy, is required for the election of any Director. Under applicable Delaware law, in tabulating the vote, abstentions and broker non-votes will be disregarded and will have no effect on the outcome of the vote. The Company currently has a standing audit committee of its Board of Directors. During the year ended March 31, 1996 the Company's Board of Directors held 10 meetings. All persons who were directors during the year ended March 31, 1996, attended at least 75% of all the meetings held.

     Set forth below is information regarding the directors and executive officers as well as all nominees for Director:

         NAME                      AGE                        POSITION
         ----                      ---                        --------

Norman L. Peterson                  55                   President, Treasurer,
                                                         Director

William B. Morris                   38                   Secretary, Director

Steven J. Peterson                  29                   Sr. Vice President,
                                                         Director

Mark J. Peterson                    33                   Vice President,
                                                         Director

William E. Moffatt                  44                   President of AFI
                                                         Mortgage Corp.,
                                                         Nominee for Director

James L. Mullin, II                 31                   Director


Thomas G. Schleich                  35                   Director

Daniel Starozewski                  49                   Nominee for Director

Steven A. White                     51                   Nominee for Director

     Norman L. Peterson. Mr. Peterson has been an officer and director of the Company since June, 1988. Mr. Peterson is, and has been since 1984, president of Peterson and Sons Holding Company, a financial consulting company. From 1982 to 1984, he invested in and operated several small businesses in Lincoln, Nebraska. From 1979 to 1980 he founded, operated and then sold a company that collected accounts receivables. From 1974 to 1979, he was a senior officer, director and stockholder of the holding company that owned Platte Valley Bank and Trust Company as well as a director and shareholder of the Bank. From 1963 to 1973, he was employed by Lincoln Production Credit Association where he was a branch manager from 1966 to 1973.

     William B. Morris. From 1991 to the present, Mr. Morris has been Secretary, Treasurer and a Director of the Company and has also been involved in a partnership with Mr. Norman L. Peterson, under the name Lancaster Partners, to consult with small to mid- sized companies on raising capital and becoming publicly traded. From 1984 to 1989, Mr. Morris was an account executive at the investment banking firm of Stuart James & Company, and from 1983 to 1984 Mr. Morris was an account executive at the venture capital brokerage firm R.B. Marich, Inc. in Denver, Colorado.

     Steven J. Peterson. Mr. Peterson attended Rice University where he received a Master of Business Administration in May, 1992. In 1989, he graduated Magna Cum Laude from Nebraska Wesleyan University with a bachelor of Science degree in finance. From 1989 to the present, he has served as secretary/treasurer for Peterson & Sons Holding Company, a family owned company. In 1990, Mr. Peterson was the principal director of a small retail brokerage operation. Mr. Peterson has been a director of Continental Mortgage, Inc. since graduating from Rice. He is the son of Norman L. Peterson.

     Mark J. Peterson. Mr. Peterson attended law school at the University of Nebraska where he graduated with a Juris Doctorate in May, 1988. He earned a Bachelor of Science degree from Nebraska Wesleyan University in 1985. Mr. Peterson worked parti-time as a law clerk and is now an associate with the law firm of Erickson & Sederstrom, P.C. in Omaha, Nebraska. Mr. Peterson is the son of Norman L. Peterson.

     William E. Moffatt. William E. Moffatt is President of the Company's wholly-owned subsidiary AFI Mortgage Corp. He received a BBA degree in accounting/marketing from the University of Texas at Austin in 1975. From 1989 to 1995 he was Executive Vice- President/Capital Markets of Plaza Home Mortgage Corporation in Santa Ana, California where he was responsible for all functions of secondary marketing, shipping and product development. He has also been employed with numerous other mortgage companies, including First Northern Bank in Garden City, New York from 1988 to 1989 (Senior Vice President/Secondary Marketing), Liberty Mortgage Company in Oklahoma City, Oklahoma from 1987 to 1988 (Senior Vice President/Loan Production), Commonwealth Mortgage Corp. of America in Houston, Texas from 1986 to 1987 (Vice President/Secondary Marketing and National Refinance), and Colwell Financial Corp. in Los Angeles, California from 1984 to 1986 (Senior Vice President/Administration).

     James L. (Lenny) Mullin, II. Mr. Mullin graduated from Emporia State University with a degree in speech communication in 1986. Since 1986 he has been continuously involved in real estate in Kansas City. He is a land developer, home builder and real estate broker. He has extensive holdings in residential rental property that he also manages. He is a member of the National Association of Realtors, Kansas Association of Realtors, Johnson County Board of Realtors, National Association of Homebuilders, and the Greater Kansas Homebuilders Association.

     Thomas G. Schleich. Mr. Schleich graduated from Nebraska Wesleyan University in 1985 with a B.S. degree in Business Administration. He graduated from the University of Nebraska law school in 1988 with a J.D. degree. From 1989 to 1993 he was president of Commercial Investment Properties in Lincoln, Nebraska. From 1993 to the present he has been the Chief Operating Officer of Home Real Estate in Lincoln, Nebraska. In addition to being a member of the Nebraska State Bar Association, he is also licensed by the State of Nebraska as a Real Estate Broker.

     Daniel Starozewski. Mr. Starozewski has been president of Investor Resource Services, a public and investor relations firm since 1993. After working for several years as an office manager, Mr. Starozewski started an accounting partnership in Winston-Salem, North Carolina in 1975. Currently he serves on the Board of Directors of both Atlantic Group, Inc. and Tollgate, Inc.

     Steven A. White. Mr. White has served as the President and Chief Executive Officer of The Boston Financial Corporation, an Arizona corporation involved with financing and syndication of residential and commercial projects throughout the Southwest since 1974. Mr. White has also been a major shareholder and director of Claridge Corporation, a real estate, development, and construction firm located in Los Angeles, California since 1977. Over $100,000,000 of construction projects have been developed and constructed under both The Boston Financial and Claridge Corporation banners. Mr. White was a co-founder of ILX, a public corporation, located in Phoenix, Arizona in 1986. That company is in the business of developing, operating, and marketing ownership interests in resort properties throughout the United States.


                           PROPOSAL II - TO RATIFY AND
                           APPROVE THE 1996 STOCK PLAN

General
- - -------

     The Company's Board of Directors is submitting the 1996 Stock Plan (the "Plan") for shareholder adoption and approval at the Annual Meeting. The Plan sets aside 1,000,000 shares of the Company's Common Stock for the granting of options and awards to officers, employees, directors and outside consultants of the Company as an inducement to them to advance the Company's interests and to remain involved with the affairs of the Company.

     The Plan is designed to satisfy the requirements for incentive stock option plans under the Economic Recovery Tax Act of 1981 as modified by the Tax Reform Act of 1986. Incentive stock options (i.e., qualified for favorable tax treatment) are options which the Board, acting through an employee-benefit plan committee, is authorized to grant to employees of the Company or any subsidiary. The Plan provides flexibility by also providing for non-qualified stock options, stock appreciation rights and stock grants that do not qualify for the favorable tax treatment that are offered to incentive stock options.

     Approval of the Plan by the shareholders  will obviate the applicability of section 16 (b) of the Securities Exchange Act of 1934 (which restricts insider trading of securities) to the grant of options of Officers and Directors.
Shareholder approval is also necessary to permit the Plan to qualify as an incentive stock option of Officers and Directors. Shareholder approvals is necessary to permit the Plan to qualify as an incentive stock option plan under applicable provisions of the Internal Revenue Code. The affirmative vote of the holders of a majority of the shares present at the meeting (in person or by proxy) is required for approval.

Principal Provisions of the Plan
- - --------------------------------

     The Plan grants authority to the Company's Board of Directors to grant options, awards, grants and other stock rights for up to 1,000,000 shares of the Company's Common Stock to Directors, employees, officers, eligible employees of the Company and its subsidiaries and outside consultants and advisors.

     The Board of Directors is authorized to appoint an employee Benefit Plan committee, which shall consist of not less than three members, which will have the discretion to determine from time to time the eligible optionees or recipients to whom options or other stock rights shall be granted, the amount of stock to be optioned to each, the time when such options or stock rights shall become exercisable, and the conditions, if any, which must be met before exercise. The price of the Common Stock offered to optionees may be set by the committee that grants the option but must be at least 100% of the fair market value of such stock on the date of grant. If at the time an incentive option is granted the optionee owns more than 10% of the total combined voting power of all classes of the Company's stock, or of the stock of an affiliate, the option price for any incentive stock option must be at least 110% of fair market value.

     For all options, the Plan provides that the committee that grants the option may determine the term of each option, which may not exceed ten years from the date of grant. If at the time an incentive option is granted, the optionee owns more than 10% of the total combined voting power of all classes of the Company's stock, the term of the option may not exceed five years.

     An incentive option may not be exercised prior to the expiration of six months after its grant for up to 100% of the total shares included, except that the committee which granted the option may impose any restriction that it chooses on the time of exercise if the committee believes that such restrictions are in the best interests of the Company. No incentive stock option granted under the Plan may be exercised until all incentive stock options previously granted to the optionee (under the Plan or any former plan) to purchase shares of the Company or an affiliate have been exercised in full or have expired.

     No employee eligible to participate in the Plan shall be granted Options to purchase Common Shares which are exercisable during any one calendar year to the extent that the fair market value of such shares (determined at the time of the grant of the Option) exceeds $100,000. No employee shall be given the opportunity to exercise Options granted under the Plan with respect to shares valued in excess of $100,000 in any calendar year except and to the extent that the Options shall have accumulated over a period in excess of one year.

     No shares of Common Stock will be issued or delivered to an optionee until the Company receives full payment of the option exercise price.

     Except in cases of death or permanent and total disability of the optionee, options are exercisable only by the optionee. Options may not be assigned or pledged, or be subject to execution, or be transferred in any manner except by will or the laws of descent and distribution.

     If an optionee is an employee of the Company and the optionee's employment terminates for any reason other than retirement or death, any unexercised options granted to the optionee remain exercisable ( to the extent vested on the effective date of the optionee's termination of employment) for a period of three months after the effective date of the termination of employment provided that they are exercised within the term prescribed in the option agreement but in any event not more than five years after the date upon which such Option was granted. In the event of the optionee's termination of employment because of death any option held by him becomes exercisable in full on the date of death. Any option held by the optionee who at the time of his death is employed by the Company will be transferred as provided in his will or as determined by the laws of descent and distribution, and may be exercised, in whole or in part, by the estate of the optionee, or by any person who acquired the option by bequest or inheritance from the optionee, at any time or from time to time within the earlier of one year after the date of death but not more than five years after the Option was granted.

     The number of shares of Common Stock deliverable with respect to each payment of the option exercise price is subject to appropriate adjustment upon any stock split or combination of shares, or upon any stock dividend. Upon the occurrence of any corporate merger, consolidation, sale of all or substantially all of the Company's assets, or other reorganization, or a liquidation, any optionee holding an outstanding option, regardless of the current status of its exercisability, is entitled to exercise his option in whole or in part and to receive upon exercise those shares, securities, assets, or payments which the optionee would have received if the optionee had exercised the option prior to such occurrence and had been a shareholder of the Company with respect to such Common Stock.

Federal Income Tax Matters
- - --------------------------

     With regard to incentive stock options, the optionee does not incur income tax liability either at the time the option is granted or at the time it is exercised. When the optionee sells stock acquired under an incentive stock option, however, the optionee will be taxed at long-term capital gains rates. Any excess of the sales price over the option price will be taxable to the optionee as ordinary income and the Company will be entitled to a deduction equal to such excess.

Indemnification
- - ---------------

     Members of the Board of Directors are indemnified for any act or omission in connection with the Plan or any option granted thereunder.

Stock Appreciation Rights
- - -------------------------

     Stock appreciation right may be granted under the Plan. A "stock appreciation right" means a right to receive the excess of the fair market value of a share of the Company's Common Stock on the date on which an appreciation right is exercised over the option price provided for in the related option right and which is issued in consideration of services preformed for the Company or for its benefit by the Optionee. An appreciation right only exists along with an option right and is immediately forfeited if the related option right is exercised. The Committee reserves the right to determine whether the Optionee's stock appreciation rights are to be paid in cash or Common Stock or some combination thereof.

     The Committee also retains the right to determine, including at the time of exercise, the maximum amount of cash or stock which may be given upon exercise of any stock appreciation right in any year, provided, however, that all such amounts shall be paid in full no later than the end of the year immediately following the year in which the Optionee exercise such stock appreciation rights.

Federal Income Tax Matters with respect to Non-Qualified Options
- - ----------------------------------------------------------------

     A nonstatutory stock option, for federal income tax purposes, is a compensatory option that does not satisfy the statutory stock option requirements. A nonstatutory stock option is therefore any stock option other than an incentive stock option or an option issued under an employee stock purchase plan.

     The employee realizes compensation income when the option is granted if the option has a readily ascertainable fair market value at that time, or upon transfer of stock pursuant to the exercise of the option if the option cannot be valued at the time of grant. The employer can take a corresponding compensation deduction in the same tax year (i.e., the year of grant or exercise) but the employee must include the compensation income in his gross income.

Vote Required
- - -------------

     A favorable vote of a majority of the shares issued and outstanding, either in person or by proxy, is required to approve this proposal. A copy of the 1996 Stock Plan is attached to this Proxy Statement as Exhibit A and by this reference made a part hereof.

                              SECURITY OWNERSHIP OF
                    CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     The following table sets forth certain information regarding the ownership of the Company's Common Stock as of July 15, 1996 by: (i) each director; (ii) each executive officer named in the Summary Compensation Table; (iii) all executive officers and directors of the Company as a group; and (iv) all those known by the Company to be beneficial owners of more than five percent of its Common Stock.

                                             Beneficial Ownership (1)
                                             ------------------------
                                          Number of            Percent of
Beneficial Owner                            Shares                 Total
- - ----------------                          ----------           ----------

Peterson & Sons
5425 Martindale
Shawnee, KS  66218                         887,462(2)               22.9%

William B. Morris
5425 Martindale
Shawnee, KS  66218                         756,263(3)               18.8%

Mark J. Peterson
770 N. Cotner,  #402
Lincoln, NE  68505                         887,462(4)               22.9%

Norman L. Peterson
5425 Martindale
Shawnee, KS  66218                       1,073,010(5)               26.7%

Lancaster Partners
5425 Martindale
Shawnee, KS  66218                         267,600(6)                6.9%

Steven J. Peterson
5425 Martindale
Shawnee, KS  66218                       1,026,016(7)               25.6%

Thomas S. Lilley
5425 Martindale
Shawnee, KS  66218                          32,500(8)              less than
                                                                   one percent
James L. Mullin, II
5425 Martindale
Shawnee, KS  66218                          12,500                 less than
                                                                   one percent
Patrick E. Elgert
5425 Martindale
Shawnee, KS  66218                          10,000(9)              less than
                                                                   one percent
Thomas G. Schleich
225 N. Cotner #107
Lincoln, NE  68505                          75,000(10)               1.9%

All Executive officers
and directors as a group (7 persons)     1,360,477(11)              35.1%

(1) This table is based upon information supplied by officers, directors and principal stockholders and Schedules 13D and 13G filed with the Securities and Exchange Commission (the "Commission"). Unless otherwise indicated in the footnotes to this table and subject to community property laws where applicable, each of the stockholders named in this table has sole voting and investment power with respect to the shares indicated as beneficially owned.

(2) Includes 267,600 shares controlled by Peterson & Sons Holding Company as 50% partners of Lancaster Partners, which owns 267,600 shares. Peterson & Sons Holding Company is 76% controlled by Mark J. Peterson, an officer and director of the Company, his brother, Steven J. Peterson, and Norman L. Peterson, the President and a director of the Company, and the father of Mark J. Peterson and Steven J. Peterson.

(3) Includes 351,163 shares owned personally and 267,600 shares controlled by William B. Morris as 50% partner of Lancaster Partners which owns 267,600. Also includes an option to purchase 137,500 shares of common stock.

(4) Consists of 887,462 shares controlled by Peterson & Sons Holding Company. Peterson & Sons Holding company is 24% owned by Mark J. Peterson.

(5) Includes 887,462 shares controlled by Peterson & Sons Holding Company. Norman L. Peterson disclaims all beneficial ownership in such shares. Also includes option to acquire 137,500 shares.

(6) Lancaster Partners is 50% owned by William B. Morris and 50% owned by Peterson & Sons Holding Company.

(7) Includes 887,462 shares controlled by Peterson & Sons Holding Co. Also includes and option to purchase 137,500 shares of common stock. Peterson & Sons Holding Company is 24% owned by Steven J. Peterson.

(8) Includes an option to purchase 22,500 shares of common stock.

(9) Consists entirely of options to purchase common stock.

(10) Includes 62,500 shares of common stock held by Home Real Estate Service of Lincoln, Inc., a private corporation controlled by the family of Mr. Schleich. Also includes options to purchase 12,500 shares of common stock.

(11) Includes only shares actually issued and outstanding.


     Section 16(a) of the Securities Exchange Act of 1934 and the related regulations require the Company's directors, executive officers and persons who own more than ten percent of the Company's Common Stock to file with the Securities and Exchange Commission and the American Stock Exchange initial reports of their beneficial ownership of the Company's Common Stock and other equity securities of the Company. In addition, such persons are required to furnish the Company with copies of all such filings.

     To the Company's knowledge, based solely upon a review of the copies of such reports furnished to the Company and written representations that no other reports were required during the fiscal year ended March 31, 1996, all Section 16(a) filing requirements applicable to its directors, executive officers and ten percent beneficial owners were complied with except that Mr. Schleich was late in filing his Form 3.


                             EXECUTIVE COMPENSATION

     The following table sets forth information regarding compensation paid by the Company in each of the last three years to the Chief Executive Officer. No executive officer had total compensation in excess of $100,000, except Mr. Peterson.


                                                        SUMMARY COMPENSATION TABLE

                                                                                    Long Term Compensation
                                                                                    ----------------------
                                Annual Compensation(1)(2)                    Awards                        Payouts
                                -------------------------               ---------------             -------------------
  (a)        (b)               (c)         (d)        (e)              (f)           (g)            (h)              (i)
Name
and
Princi-                                                Other
pal                                                    Annual       Restricted                                     All Other
Posi-                                                  Compen-        Stock        Options/         LTIP            Compen-
tion                          Salary($)   Bonus($)    sations($)    Award(s)($)     SARs(#)       Payouts($)       sation($)


            Year Ended
Norman L.    March 31,
Peterson       1996           $120,000       -0-        2,500          -0-          25,000            -0-             -0-
Chairman
of the      Year Ended
Board        March 31,
President      1995           $120,000       -0-         -0-           -0-            -0-             -0-             -0-
and Chief
Executive
Officer     Year Ended
             March 31,
               1994           $120,000       -0-       16,000(3)       -0-          25,000            -0-            -0-

(1) Amounts shown set forth all cash compensation earned by each of the named individual in the years shown.

(2) While the named individual  received  perquisites or other personal benefits in the years shown, in accordance with applicable regulations,  the value of these benefits are not indicated  since he did not exceed in the aggregate the lesser of $25,000 or 25%
of the individual's salary and bonus in any year.

(3) Paid in the form of consulting fee to Peterson & Sons Holding Company.

                                       11




                                  OPTIONS/SAR GRANTS IN YEAR ENDED MARCH 31, 1996

  (a)                      (b)                 (c)                 (d)                 (e)
                                             % of Total
                                             Options/
                                               SARs
                                              Granted to
                         Options/SARs        Employees        Exercise or Base
Name                      Granted (#)      in Fiscal Year      Price ($/Sh)       Expiration Date
- - ----                     ------------      --------------    ----------------     ---------------

W. Ray Bell                 25,000             8.80%               0.81               06/30/96
James L. Mullin II          25,000             8.80%               0.81               12/01/00
Thomas Schleich             25,000             8.80%               0.81               12/01/00
Thomas Lilley               25,000             8.80%               0.81               12/01/00
Mark J. Peterson            25,000             8.80%               0.81               12/01/00
Steven J. Peterson          25,000             8.80%               0.81               12/01/00
Norman Peterson             25,000             8.80%               0.88               12/01/00
William B. Morris           25,000             8.80%               0.88               12/01/00
Patrick E. Elgert           25,000             8.80%               0.81               12/01/00
Patrick E. Elgert            9,000             3.17%               1.12               09/01/06
Deborah K. Towery            2,500             0.88%               1.25               06/30/06
Deborah K. Towery            2,500             0.88%               0.81               01/01/07
                            ------             -----
                           239,000



                                                        11



                           AGGREGATED OPTION/SAR EXERCISED IN YEAR ENDED MARCH 31, 1996
                                    AND OPTION/SAR VALUES AS OF MARCH 31, 1996

  (a)               (b)                   (c)                  (d)                  (e)
                                                                                   Values of
                                                              Number of           Unexercised
                                                             Unexercised          In-the-Money
                                                             Options/SARs         Options/SARs
                                                           at FY-End(#)         at FY-End($)
               Shares Acquired                              Exercisable/         Exercisable/
Name            on Exercise(#)       Value Realized($)     Unexercisable        Unexercisable
- - ----            --------------       -----------------     -------------        -------------

Norman L.
Peterson            -0-                   -0-             137,500/12,500          $7,062.50
William B.
Morris              -0-                   -0-             137,500/12,500          $7,062.50
Steven J.
Peterson            -0-                   -0-             137,500/12,500          $7,062.50
Thomas S.
Lilley              -0-                   -0-              22,500/12,500          $7,062.50
Patrick E.
Elgert              -0-                   -0-              31,500/12,500          $9,357.50
James L.
Mullin              -0-                   -0-              12,500/12,500          $7,062.50
Deborah
Towery              -0-                   -0-                5,000/2,500          $7,062.50
Thomas G.
Schleich            -0-                   -0-              12,500/12,500          $7,062.50
W. Ray Bell         -0-                   -0-              12,500/12,500          $7,062.50



Compensation of Directors
- - -------------------------

     Directors receive a fee of $250 for board meetings attended and are reimbursed for expenses incurred in attending such meetings.

     Employment Contracts and Termination of Employment and Change-in- Control Arrangements

     The Company has not entered into any employment contracts with any executive officer of the Company, nor has the Company entered into any contract with any executive officer with respect to the resignation, retirement or any other termination of such executive officers employment with the Company or its subsidiary or from a change-in-control of the Company or a change in any executive officer's responsibility following a change-in-control.


                              CERTAIN TRANSACTIONS

     On September 30, 1993 the Company entered into a contractual arrangement known as a participation agreement with Peterson & Sons Holding Company to participate in approximately $38,000,000 of servicing rights originated by Continental Mortgage, Inc. prior to September 30, 1993. The transaction was valued at $290,000 and was paid for by exchanging 51,627 shares of Advanced Financial, Inc. common stock. Peterson & Sons Holding Company is 50% controlled by Mark J. Peterson and 50% by Steven J. Peterson, both of whom are directors of the Company and sons of Norman L. Peterson, President and Director of the Company. Under the terms of these agreements, the participants received a portion (generally 75%) of the underlying cash flows resulting from the Company's servicing of certain identified mortgage loans. For purposes of the agreements, cash flow is defined as gross revenues (service fees and ancillary income) less a contractually pre-determined cost to service the loans. If the underlying servicing is sold by the Company, the participants receive their pro-rata portion of the sale proceeds. The Company does not guarantee the participants a rate of return on their investment, and the Company has no contractual obligation to repurchase the participant's interest.

     These participation agreements are recorded as obligations. To determine an interest rate on the obligation, the Company estimates the future cash flows to be paid to the participants and discounts those estimated future cash flows at a rate so that their present value equals the amount paid by the participant. Interest expense is recorded on the accrual method, and actual payments to the participants are applied to reduce the Company's recorded obligation. If estimates of future cash flows to be paid to participants change, the effective interest rate is revised and interest expense is adjusted, as necessary, on a prospective basis.

     During fiscal 1995 and 1994, the Company repaid obligations under participation agreements by either selling the underlying servicing and remitting the participant's portion of the proceeds from sale, or by settling the remaining obligation with Company funds. The underlying servicing relating to Peterson & Sons participation agreements was sold for $243,000, with $163,000 being remitted and the remaining $80,000 was recorded as a non-interest bearing payable on the financial statements of the Company as of March 31, 1995.

     The underlying servicing relating to Lancaster Partners participation was sold for $178,600 with $49,500 being remitted during the year and the remaining balance of $128,100 being recorded as a non-interest bearing payable on the financial statements of the Company at March 31, 1995.

     On August 1, 1994, the Company purchased Century Real Estate Central, Inc. ("Century") of Lincoln, Nebraska from Patrick E. Elgert, an officer and director of the Company, and his brother, for Twenty Dollars. In addition the Company borrowed $211,685 from an unaffiliated bank and used to pay liabilities of Century that had been guaranteed by Mr. Elgert in the approximate amount of $250,000.

     On December 20, 1994,  the Company sold its Century  Realty  Central,  Inc.
Lincoln, Nebraska subsidiary to Home Real Estate Service of Lincoln, Inc. ("Home") for $250,000, consisting of $50,000 cash and a non-interest bearing promissory note for $200,000. The promissory note is payable in 36 monthly installments with the entire balance due January 1, 1998. The note is unsecured but is guaranteed by Austin Realty, Inc., whose vice president is Mr. Schleich. The Company owns 10% of the issued and outstanding common stock of Home. The family of Thomas G. Schleich, a director of the Company, controls Home. In addition, the Company pays to Home monthly rental of $4,000 for the use of three offices in the Lincoln, Nebraska area.


                             SOLICITATION OF PROXIES

     The Company will pay the cost of soliciting Proxies. In addition to the solicitation of Proxies by mail, Directors, officers, or employees of the Company may, without additional compensation, solicit Proxies personally or by telephone or telegraph.

     Arrangements also may be made with brokerage houses and other custodians, nominees, and fiduciaries to forward solicitation material to beneficial owners of the shares held of record by such persons and the Company may reimburse such persons for reasonable out-of-pocket expenses incurred by them.


                  SHAREHOLDER PROPOSALS FOR NEXT ANNUAL MEETING

     A proposal submitted by a shareholder for the next Annual Meeting of Shareholders of the Company must be received by the Secretary of the Company, Advanced Financial, Inc., 5425 Martindale, Shawnee, Kansas 66218 by March 1, 1997 in order to be eligible to be included in the Proxy Statement of the Company for that meeting.

                                OTHER INFORMATION

     A copy of the Company's Annual Report to the Securities and Exchange Commission on Form 10-KSB for the fiscal year ended March 31, 1996 is available without charge upon written request to William B. Morris, Advanced Financial, Inc., 5425 Martindale, Shawnee, Kansas 66218.

                                  OTHER MATTERS

     The Board of Directors is not aware of any business not described above to be presented to the meeting. If any other matter does properly come before the meeting, the person named in the enclosed Proxy will vote the same in accordance with his best judgment on such matters.

                       BY ORDER of the Board of Directors
                                William B. Morris
                               Corporate Secretary

August 5, 1996